Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	$ (284,263)
Federal Statutory Income Tax, Rate	21.00%	21.00%
State income taxes, net of federal benefit
State income taxes, net of federal benefit, Rate	0.00%
Foreign income taxes
Foreign Income Taxes, Rate	0.00%
Effects of cross-border tax laws
Effects of cross-border tax laws, Rate	0.00%
Tax credits
Tax Credits, Rate	0.00%	7.33%
Change in valuation allowance	$ 723,235
Change in Valuation Allowance, Rate	(53.43%)	(7.33%)
Federal Special Deductions	$ 21,888
Federal Special Deductions, Rate	(1.62%)	(0.68%)
Pass through entity - ELR	$ (44,924)
Pass through entity, Rate	3.32%	(2.91%)
Meals and Entertainment	$ 2,521
Meals and Entertainment, Rate	(0.19%)
Interest expense true up	$ 14,930
Interest expense true up, Rate	(1.10%)
Net operating loss true up	$ 6,555
Net operating loss true up, Rate	(0.48%)
Other, Net, Rate		(0.18%)
Total	$ 439,942	$ (514,832)
Effective Tax Rate, Rate	(32.50%)	17.23%